CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
18.	CASH AND CASH EQUIVALENTS

	December 31, 2023 US$’000	December 31, 2022 US$’000
Cash at bank and in hand	3,691	6,578

Cash and cash equivalents	3,691	6,578